Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net loss	$ (700,048)	$ (186,459)	$ (121,526)	$ (4,967,410)	$ (893,718)
Basic weighted average ordinary shares outstanding	20,655,000	10,434,783	4,137,931	20,655,000	8,961,092
Basic net loss per ordinary share	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.1)
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net loss	$ (225,950)	$ (119,127)	$ (195,791)	$ (1,603,296)	$ (646,476)
Basic weighted average ordinary shares outstanding	6,666,667	6,666,667	6,666,667	6,666,667	6,482,052
Basic net loss per ordinary share	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.1)